Consolidated Statements of Statement Stockholders' Deficit - USD ($)	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ (1,879)				$ (1,879)
Balance, Shares at Dec. 31, 2013
Issuance of common stock	50,250		$ 10,050	$ 40,200
Issuance of common stock, Shares			10,050,000
Issuance of convertible preferred stock, net	1,020,555	$ 2,218		1,018,337
Issuance of convertible preferred stock net, Shares		2,217,725
Proceeds from exercise of stock options	720		$ 9	711
Proceeds from exercise of stock options, Shares			9,000
Fair value of common stock warrants	60,917			60,917
Stock based compensation	187,530			187,530
Net loss	(3,528,388)				(3,528,388)
Balance at Dec. 31, 2014	(2,210,295)	$ 2,218	$ 10,059	1,307,695	$ (3,530,267)
Balance, Shares at Dec. 31, 2014		2,217,725	10,059,000
Issuance of common stock	1,593,775		$ 2,095	1,591,680
Issuance of common stock, Shares			2,094,787
Issuance of convertible preferred stock, net	1,955,721	$ 3,804		1,951,917
Issuance of convertible preferred stock net, Shares		3,804,562
Conversion of convertible notes to preferred stock	2,070,072	$ 1,882		2,068,190
Conversion of convertible notes to preferred stock, Shares		1,881,884
Extinguishment of preferred stock warrant liability	$ 1,943,672			1,943,672
Exchange of convertible preferred stock for common stock in connection with the merger		$ (7,904)	$ 7,904
Exchange of convertible preferred stock for common stock in connection with the merger, Shares		(7,904,171)	7,904,171
Common stock assumed in connection with merger			$ 1,990	(1,990)
Common stock assumed in connection with merger, Shares			1,990,637
Proceeds from exercise of stock options	$ 2,667		$ 33	2,634
Proceeds from exercise of stock options, Shares			33,333
Fair value of common stock warrants	147,211			147,211
Stock based compensation	517,063			517,063
Net loss	(6,367,297)				$ (6,367,297)
Balance at Dec. 31, 2015	$ (347,411)		$ 22,081	$ 9,528,072	$ (9,897,564)
Balance, Shares at Dec. 31, 2015			22,081,928